Inventories, Net (Details) - Schedule of Finished Properties - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Inventories, Net (Details) - Schedule of Finished Properties [Line Items]
Finished properties	[1]	S/ 38,970	S/ 47,643
Los Parques de Comas [Member]
Inventories, Net (Details) - Schedule of Finished Properties [Line Items]
Finished properties		20,431	18,737
Los Parques de Carabayllo III [Member]
Inventories, Net (Details) - Schedule of Finished Properties [Line Items]
Finished properties		5,843	7,857
Strip Callao [Member]
Inventories, Net (Details) - Schedule of Finished Properties [Line Items]
Finished properties		6,285	6,285
Los Parques del Mar [Member]
Inventories, Net (Details) - Schedule of Finished Properties [Line Items]
Finished properties		1,373	4,542
Huancayo [Member]
Inventories, Net (Details) - Schedule of Finished Properties [Line Items]
Finished properties		3,384	4,580
Los Parques de Callao [Member]
Inventories, Net (Details) - Schedule of Finished Properties [Line Items]
Finished properties		498	3,793
Los Parques de Piura [Member]
Inventories, Net (Details) - Schedule of Finished Properties [Line Items]
Finished properties		19	19
Other [Member]
Inventories, Net (Details) - Schedule of Finished Properties [Line Items]
Finished properties		S/ 1,137	S/ 1,830

[1]	As of December 31, the finished property line item includes the following real estate projects: